Nuveen Preferred and Income Term Fund
Portfolio of Investments October 31, 2023
(Unaudited)
JPI
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 154.1%  (99.6% of Total Investments)
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 77.5%
(50.1% of Total Investments) X 310,328,263
Automobiles & Components - 2.2%
$ 7,233 General Motors Financial Co Inc 5.750% N/A (b) $ 5,638,462
3,900 General Motors Financial Co Inc 5.700% N/A (b) 3,275,079
Total Automobiles & Components 8,913,541
Banks - 31.6%
1,960 Bank of America Corp 6.100% N/A (b) 1,889,781
3,290 Bank of America Corp 6.250% N/A (b) 3,233,516
3,620 (c) Bank of America Corp 6.500% N/A (b) 3,572,515
1,970 Bank of America Corp 4.375% N/A (b) 1,589,989
3,150 Bank of America Corp 6.300% N/A (b) 3,064,997
2,575 Citigroup Inc 7.625% N/A (b) 2,479,579
1,695 Citigroup Inc 4.150% N/A (b) 1,319,752
4,325 Citigroup Inc 6.300% N/A (b) 4,194,013
1,315 (d) Citigroup Inc 7.375% N/A (b) 1,254,220
6,465 (c) Citigroup Inc 5.000% N/A (b) 6,118,554
7,308 Citigroup Inc 5.950% N/A (b) 6,948,086
2,870 (d) Citigroup Inc 6.250% N/A (b) 2,694,243
1,070 Citizens Financial Group Inc 4.000% N/A (b) 728,530
880 Citizens Financial Group Inc 6.375% N/A (b) 715,574
4,805 (c) CoBank ACB 6.450% N/A (b) 4,463,548
1,180 Farm Credit Bank of Texas, 144A 6.200% N/A (b) 1,056,100
2,270 Farm Credit Bank of Texas, 144A 5.700% N/A (b) 2,122,450
1,065 Fifth Third Bancorp 4.500% N/A (b) 905,290
275 (e) Fifth Third Bancorp (TSFR3M reference rate + 3.295%
spread)
8.689% N/A (b) 248,016
4,835 (e) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.643% N/A (b) 4,918,431
860 Goldman Sachs Group Inc/The 3.800% N/A (b) 672,086
850 Goldman Sachs Group Inc/The 4.400% N/A (b) 710,334
2,121 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (b) 2,559,752
4,740 Huntington Bancshares Inc/OH 5.625% N/A (b) 3,686,070
9,892 (c) JPMorgan Chase & Co 6.750% N/A (b) 9,884,491
1,715 JPMorgan Chase & Co 6.100% N/A (b) 1,691,633
5,800 (d) JPMorgan Chase & Co 5.000% N/A (b) 5,612,737
985 JPMorgan Chase & Co 3.650% N/A (b) 854,462
1,390 KeyCorp 5.000% N/A (b) 925,811
1,570 M&T Bank Corp 6.450% N/A (b) 1,464,693
1,340 (c) M&T Bank Corp 3.500% N/A (b) 896,068
2,785 M&T Bank Corp 5.125% N/A (b) 2,100,232
2,130 PNC Financial Services Group Inc/The 3.400% N/A (b) 1,532,623
2,755 (e) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.711% N/A (b) 2,716,887
945 PNC Financial Services Group Inc/The 6.200% N/A (b) 840,753
1,407 PNC Financial Services Group Inc/The 5.000% N/A (b) 1,170,127
4,315 (d) PNC Financial Services Group Inc/The 6.250% N/A (b) 3,551,248
1,760 PNC Financial Services Group Inc/The 6.000% N/A (b) 1,475,338
1,625 Regions Financial Corp 5.750% N/A (b) 1,490,607
7,045 (c),(d) Truist Financial Corp 4.800% N/A (b) 5,773,465
3,270 Truist Financial Corp 5.100% N/A (b) 2,618,883
1,805 (d),(e) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.773% N/A (b) 1,712,117
5,150 (c) Wells Fargo & Co 3.900% N/A (b) 4,460,724
3,605 Wells Fargo & Co 7.625% N/A (b) 3,609,675

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

JPI
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Banks (continued)
$ 3,256 Wells Fargo & Co 5.900% N/A (b) $ 3,201,642
5,638 (c) Wells Fargo & Co 5.875% N/A (b) 5,477,624
1,230 (d) Wells Fargo & Co 7.950% 11/15/29 1,297,355
465 (d),(e) Zions Bancorp NA (3-Month LIBOR reference rate + 4.440%
spread)
10.111% N/A (b) 438,076
550 (e) Zions Bancorp NA (3-Month LIBOR reference rate + 3.800%
spread)
9.471% N/A (b) 454,665
Total Banks 126,397,362
Capital Goods - 4.3%
7,045 (d) AerCap Global Aviation Trust, 144A 6.500% 6/15/45 6,911,050
1,915 AerCap Holdings NV 5.875% 10/10/79 1,797,329
2,045 Air Lease Corp 4.650% N/A (b) 1,740,587
7,362 (d) ILFC E-Capital Trust I, 144A 7.459% 12/21/65 5,474,363
1,855 (d) ILFC E-Capital Trust I, 144A 7.209% 12/21/65 1,364,937
Total Capital Goods 17,288,266
Energy - 3.2%
3,520 (d) Enbridge Inc 5.750% 7/15/80 2,934,112
2,440 Enbridge Inc 8.500% 1/15/84 2,337,440
1,905 Enbridge Inc 7.625% 1/15/83 1,703,910
1,245 Enbridge Inc 5.500% 7/15/77 1,059,247
690 Enbridge Inc 6.000% 1/15/77 600,429
1,590 (d) Energy Transfer LP 6.500% N/A (b) 1,440,031
345 (d) Energy Transfer LP 7.125% N/A (b) 286,498
1,650 (d) Transcanada Trust 5.600% 3/07/82 1,273,506
1,225 (d) Transcanada Trust 5.500% 9/15/79 970,573
Total Energy 12,605,746
Financial Services - 10.3%
1,980 Ally Financial Inc 4.700% N/A (b) 1,285,215
2,570 Ally Financial Inc 4.700% N/A (b) 1,500,391
2,010 American AgCredit Corp, 144A 5.250% N/A (b) 1,839,150
2,350 American Express Co 3.550% N/A (b) 1,844,750
1,145 Bank of New York Mellon Corp/The 4.700% N/A (b) 1,083,709
2,425 Capital Farm Credit ACA, 144A 5.000% N/A (b) 2,182,500
2,205 Capital One Financial Corp 3.950% N/A (b) 1,534,637
1,685 Charles Schwab Corp/The 4.000% N/A (b) 1,337,336
3,115 Charles Schwab Corp/The 5.375% N/A (b) 2,957,873
1,050 Compeer Financial ACA, 144A 4.875% N/A (b) 945,000
1,820 Discover Financial Services 6.125% N/A (b) 1,680,613
800 Discover Financial Services 5.500% N/A (b) 533,516
3,430 Equitable Holdings Inc 4.950% N/A (b) 3,125,955
3,195 Goldman Sachs Group Inc/The 7.500% N/A (b) 3,133,505
4,127 (d) Goldman Sachs Group Inc/The 5.300% N/A (b) 3,846,798
950 (e) Goldman Sachs Group Inc/The (TSFR3M reference rate +
3.136% spread)
8.501% N/A (b) 943,301
950 Goldman Sachs Group Inc/The 4.125% N/A (b) 752,699
7,755 (d) Goldman Sachs Group Inc/The 5.500% N/A (b) 7,562,073
3,171 (c),(d) Voya Financial Inc 7.748% N/A (b) 3,113,240
Total Financial Services 41,202,261
Food, Beverage & Tobacco - 5.0%
2,250 Dairy Farmers of America Inc, 144A 7.125% N/A (b) 2,025,000
12,550 (c) Land O' Lakes Inc, 144A 8.000% N/A (b) 11,044,000
7,223 (c) Land O' Lakes Inc, 144A 7.000% N/A (b) 5,272,790
2,240 Land O' Lakes Inc, 144A 7.250% N/A (b) 1,747,200
Total Food, Beverage & Tobacco 20,088,990

Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Insurance - 14.3%
$ 1,505 Aegon NV 5.500% 4/11/48 $ 1,360,140
1,447 (d) American International Group Inc 5.750% 4/01/48 1,316,697
8,580 (d) Assurant Inc 7.000% 3/27/48 8,217,804
10,595 (d) Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 9,005,011
2,320 (d) AXIS Specialty Finance LLC 4.900% 1/15/40 1,825,131
1,505 (d) Enstar Finance LLC 5.500% 1/15/42 1,199,614
1,540 Enstar Finance LLC 5.750% 9/01/40 1,354,941
4,755 (c) Markel Group Inc 6.000% N/A (b) 4,597,177
1,095 (d) MetLife Inc 5.875% N/A (b) 964,392
3,440 (d) MetLife Inc, 144A 9.250% 4/08/38 3,726,070
1,525 MetLife Inc 3.850% N/A (b) 1,386,527
2,335 (d) PartnerRe Finance B LLC 4.500% 10/01/50 1,919,112
3,544 (c) Provident Financing Trust I 7.405% 3/15/38 3,426,472
1,405 (d) Prudential Financial Inc 5.125% 3/01/52 1,194,590
700 Prudential Financial Inc 3.700% 10/01/50 551,504
2,770 (d) QBE Insurance Group Ltd, 144A 5.875% N/A (b) 2,647,346
3,595 (c),(d) QBE Insurance Group Ltd, 144A 7.500% 11/24/43 3,596,675
4,565 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 4,489,595
6,695 (d) SBL Holdings Inc, 144A 7.000% N/A (b) 4,068,012
600 SBL Holdings Inc, 144A 6.500% N/A (b) 338,429
Total Insurance 57,185,239
Media & Entertainment - 0.3%
1,660 Paramount Global 6.375% 3/30/62 1,221,660
Total Media & Entertainment 1,221,660
Technology Hardware & Equipment - 0.2%
1,290 Vodafone Group PLC 4.125% 6/04/81 975,100
Total Technology Hardware & Equipment 975,100
Telecommunication Services - 0.8%
3,180 (d) Vodafone Group PLC 7.000% 4/04/79 3,074,812
Total Telecommunication Services 3,074,812
Utilities - 5.3%
2,550 AES Andes SA, 144A 6.350% 10/07/79 2,356,710
1,240 AES Andes SA, 144A 7.125% 3/26/79 1,166,452
1,920 (d) American Electric Power Co Inc 3.875% 2/15/62 1,507,823
570 (d) CMS Energy Corp 4.750% 6/01/50 472,679
2,110 Edison International 5.000% N/A (b) 1,877,820
930 Edison International 5.375% N/A (b) 833,440
6,100 (d) Emera Inc 6.750% 6/15/76 5,736,666
2,365 Sempra 4.875% N/A (b) 2,208,594
1,785 (d) Sempra 4.125% 4/01/52 1,374,939
1,935 Southern Co/The 4.000% 1/15/51 1,765,463
1,135 Vistra Corp, 144A 8.000% N/A (b) 1,078,250
1,095 Vistra Corp, 144A 7.000% N/A (b) 996,450
Total Utilities 21,375,286
Total $1,000 Par (or similar) Institutional Preferred
(cost $345,746,152) 310,328,263

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

JPI
Principal
Amount (000) Description (a),(f) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 48.4% (31.3% of Total
Investments) X 193,992,408
Banks - 41.0%
$ 1,470 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (b) $ 1,426,194
3,010 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (b) 2,390,262
1,510 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (b) 1,456,019
6,020 (c) Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (b) 5,671,552
1,300 (d) Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (b) 1,122,087
2,930 (d) Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (b) 2,655,318
4,400 Banco Santander SA , Reg S 7.500% N/A (b) 4,263,477
6,260 Banco Santander SA 4.750% N/A (b) 4,501,756
4,840 (d) Barclays PLC 8.000% N/A (b) 4,280,980
6,295 (c) Barclays PLC 6.125% N/A (b) 5,622,821
5,170 (d) Barclays PLC 8.000% N/A (b) 5,056,489
1,350 BNP Paribas SA, 144A 7.000% N/A (b) 1,204,304
1,360 BNP Paribas SA, 144A 9.250% N/A (b) 1,382,425
2,745 BNP Paribas SA, 144A 7.375% N/A (b) 2,674,144
3,935 BNP Paribas SA, 144A 6.625% N/A (b) 3,879,942
4,895 BNP Paribas SA, 144A 8.500% N/A (b) 4,690,334
7,385 BNP Paribas SA, 144A 7.750% N/A (b) 6,847,175
1,050 (d) Credit Agricole SA, 144A 4.750% N/A (b) 777,217
3,185 Credit Agricole SA, 144A 7.875% N/A (b) 3,169,075
6,644 (c) Credit Agricole SA, 144A 8.125% N/A (b) 6,560,950
7,365 (d) HSBC Holdings PLC 8.000% N/A (b) 7,226,906
7,165 (c) HSBC Holdings PLC 6.000% N/A (b) 6,240,463
11,566 (c) HSBC Holdings PLC 6.375% N/A (b) 10,903,122
4,270 (c) ING Groep NV 6.500% N/A (b) 3,995,224
5,535 ING Groep NV 5.750% N/A (b) 4,868,282
6,200 ING Groep NV , Reg S 6.750% N/A (b) 6,154,530
3,034 (d) Intesa Sanpaolo SpA, 144A 7.700% N/A (b) 2,833,359
2,735 (d) Lloyds Banking Group PLC 8.000% N/A (b) 2,401,623
5,715 (c) Lloyds Banking Group PLC 7.500% N/A (b) 5,569,676
6,835 (c) Lloyds Banking Group PLC 7.500% N/A (b) 6,341,513
3,050 Macquarie Bank Ltd/London, 144A 6.125% N/A (b) 2,699,656
5,020 (c) NatWest Group PLC 6.000% N/A (b) 4,598,865
5,195 (c) NatWest Group PLC 8.000% N/A (b) 5,043,280
2,810 Nordea Bank Abp, 144A 6.625% N/A (b) 2,626,940
1,820 Societe Generale SA, 144A 8.000% N/A (b) 1,782,654
1,113 (d) Societe Generale SA, 144A 6.750% N/A (b) 894,995
5,558 (c) Societe Generale SA, 144A 7.875% N/A (b) 5,507,056
1,580 (d) Societe Generale SA, 144A 4.750% N/A (b) 1,266,783
7,145 Societe Generale SA, 144A 9.375% N/A (b) 6,897,594
140 Standard Chartered PLC, 144A 6.000% N/A (b) 131,732
3,740 Standard Chartered PLC, 144A 7.750% N/A (b) 3,588,313
2,990 UniCredit SpA , Reg S 8.000% N/A (b) 2,945,150
Total Banks 164,150,237
Financial Services - 7.4%
9,885 (c) Deutsche Bank AG 6.000% N/A (b) 7,958,966
1,400 Deutsche Bank AG 7.500% N/A (b) 1,240,482
200 Deutsche Bank AG , Reg S 4.789% N/A (b) 165,000
7,442 UBS Group AG , Reg S 7.000% N/A (b) 7,209,437
7,115 UBS Group AG , Reg S 6.875% N/A (b) 6,694,077
6,630 (c),(d) UBS Group AG, 144A 7.000% N/A (b) 6,574,209
Total Financial Services 29,842,171
Total Contingent Capital Securities
(cost $209,750,372) 193,992,408

Shares   Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 27.4% (17.7% of Total
Investments) X 109,647,863
Banks - 7.6%
27,128 CoBank ACB 6.200% $ 2,619,209
87,000 (d) Farm Credit Bank of Texas, 144A 9.681% 8,656,500
98,863 (d) Fifth Third Bancorp 6.625% 2,409,291
232,000 (c) KeyCorp 6.200% 3,876,720
25,900 KeyCorp 6.125% 462,315
169,115 (d) New York Community Bancorp Inc 6.375% 3,571,709
120,200 Regions Financial Corp 6.375% 2,520,594
57,838 Regions Financial Corp 5.700% 1,032,408
61,453 Synovus Financial Corp 5.875% 1,396,212
64,600 Wells Fargo & Co 4.750% 1,149,880
43,000 (d) Western Alliance Bancorp 4.250% 674,240
86,389 Wintrust Financial Corp 6.875% 2,068,153
Total Banks 30,437,231
Capital Goods - 1.0%
114,543 (d) Air Lease Corp 6.150% 2,762,777
41,600 (d) WESCO International Inc 10.625% 1,109,056
Total Capital Goods 3,871,833
Energy - 2.3%
33,200 Energy Transfer LP 7.600% 820,704
139,235 (d) NuStar Energy LP 11.315% 3,494,799
125,403 NuStar Energy LP 12.438% 3,194,014
70,872 (d) NuStar Logistics LP 12.389% 1,841,255
Total Energy 9,350,772
Financial Services - 5.5%
26,000 AgriBank FCB 6.875% 2,600,000
105,500 (d) Equitable Holdings Inc 5.250% 1,902,165
45,587 Federal Agricultural Mortgage Corp 6.000% 1,129,236
196,300 Morgan Stanley 5.850% 4,291,118
101,372 Morgan Stanley 7.125% 2,544,437
93,300 Morgan Stanley 6.375% 2,194,416
70,176 Morgan Stanley 6.875% 1,715,803
38,800 (d) Morgan Stanley 6.500% 956,808
66,500 Synchrony Financial 5.625% 982,205
190,535 (c) Voya Financial Inc 5.350% 3,942,169
Total Financial Services 22,258,357
Food, Beverage & Tobacco - 2.9%
168,229 (c) CHS Inc 7.100% 4,160,303
169,110 CHS Inc 6.750% 3,999,452
61,800 CHS Inc 7.875% 1,580,844
20,500 Dairy Farmers of America Inc, 144A 7.875% 1,839,875
Total Food, Beverage & Tobacco 11,580,474
Insurance - 7.7%
241,300 (c) American Equity Investment Life Holding Co 5.950% 5,103,495
122,300 American Equity Investment Life Holding Co 6.625% 2,803,116
231,598 (c) Aspen Insurance Holdings Ltd 9.593% 5,854,797
62,000 Aspen Insurance Holdings Ltd 5.625% 1,054,620
45,000 (d) Assurant Inc 5.250% 842,400
159,300 (d) Athene Holding Ltd 6.350% 3,366,009
115,100 Athene Holding Ltd 6.375% 2,793,477
123,400 (d) Enstar Group Ltd 7.000% 2,935,686
146,800 (d) Reinsurance Group of America Inc 5.750% 3,599,536
64,300 (d) Reinsurance Group of America Inc 7.125% 1,639,650

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

JPI
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Shares   Description (a) Coupon Value
Insurance (continued)
43,200 (d) Selective Insurance Group Inc 4.600% $ 682,560
Total Insurance 30,675,346
Telecommunication Services - 0.2%
49,500 (d) AT&T Inc 4.750% 856,350
Total Telecommunication Services 856,350
Utilities - 0.2%
24,700 (d) NiSource Inc 6.500% 617,500
Total Utilities 617,500
Total $25 Par (or similar) Retail Preferred
(cost $121,592,274) 109,647,863
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 0.8% (0.5% of Total Investments) X 3,156,090
Financial Services - 0.8%
$ 9,496 Credit Suisse Group AG 7.250% 3/12/72 $ 997,080
8,520 Credit Suisse Group AG 0.000% 1/17/72 894,600
5,802 Credit Suisse Group AG 7.500% 6/11/72 609,210
4,285 Credit Suisse Group AG 7.500% 1/17/72 449,925
1,955 Credit Suisse Group AG 6.380% 2/21/72 205,275
Total Financial Services 3,156,090
Total Corporate Bonds
(cost $29,502,144) 3,156,090
Total Long-Term Investments
(cost $706,590,942) 617,124,624
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.7% (0.4% of Total Investments)
X –
REPURCHASE AGREEMENTS - 0.7% (0.4% of Total Investments) X 2,740,000
$ 2,740 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/2023,repurchase price
$2,740,402, collateralized by $4,585,100, U.S. Treasury
Bond, 2.375%, due 05/15/2051, value $2,794,801
5.280% 11/01/23 $ 2,740,000
Total Repurchase Agreements
(cost $2,740,000) 2,740,000
Total Short-Term Investments
(cost $2,740,000) 2,740,000
Total Investments (cost $709,330,942 ) - 154.8% 619,864,624
Borrowings - (42.4)% (g),(h) (169,900,000)
Reverse Repurchase Agreements, including accrued interest
- (16.4)%(i) (65,673,025)
Other Assets & Liabilities, Net -  4.0%(j) 16,198,231
Net Assets Applicable to Common Shares - 100% $ 400,489,830

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 310,328,263 $ – $ 310,328,263
Contingent Capital Securities – 193,992,408 – 193,992,408
$25 Par (or similar) Retail Preferred 102,588,779 7,059,084 – 109,647,863
Corporate Bonds – 3,156,090 – 3,156,090
Short-Term Investments:
Repurchase Agreements – 2,740,000 – 2,740,000
Total
$ 102,588,779 $ 517,275,845 $ – $ 619,864,624
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Perpetual security. Maturity date is not applicable.
(c) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$157,928,484.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $143,191,471 have been pledged as collateral for reverse repurchase agreements.
(e) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(f) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(g) Borrowings as a percentage of Total Investments is 27.4%.
(h) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $415,602,537 have been pledged as collateral for borrowings.
(i) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.6%.
(j) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
3M CME Term SOFR 3 Month